Inventory - Summary of Inventory (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Finished goods	¥ 3,898,396	¥ 3,661,299
Raw materials	1,634,792	1,834,082
Work-in-process	29,734	30,831
Total	¥ 5,562,922	¥ 5,526,212